LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
LONG-TERM INVESTMENTS

4. LONG-TERM INVESTMENTS

The Group’s long-term investments consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Equity investments with readily determinable fair value
—Equity securities	273,020	161,187
—Funds	—	63,217
Debt investments using fair value option
—Trust products	51,090	—
Total	324,110	224,404

The following table summarized the Group’s long-term investments at fair value as of December 31, 2024 and 2025:

	As of December 31, 2024
	Aggregate Cost	Unrealized Gain/(Losses)	Foreign Currency Translation Adjustment	Aggregate fair value
Equity investments with readily determinable fair value	448,293	(177,815)	2,542	273,020
Debt investments using fair value option	51,000	90	—	51,090
Total	499,293	(177,725)	2,542	324,110

	As of December 31, 2025
	Aggregate Cost	Unrealized Losses	Foreign Currency Translation Adjustment	Aggregate fair value
Equity investments with readily determinable fair value	448,574	(221,341)	(2,829)	224,404
Total	448,574	(221,341)	(2,829)	224,404

Equity investments

In 2024, the Group entered into an Asset Management Agreement (the “Agreement”) with a third-party financial institution and engaged this institution as its investment manager. Pursuant to the Agreement, the Group’s investment manager is responsible for the investment and re-investment of cash, securities and other assets. As of December 31, 2024 and 2025, the equity securities represent equity securities of listed companies.

In 2025, the Group entered into a subscription agreement to purchase funds of which the underlying investments are stocks listed in the public markets. According to the subscription agreement, the lock-up period of the funds is 36 months and will expire in April 2028.

For the years ended December 31, 2024 and 2025, the Group recognized an unrealized loss of RMB177,815 and RMB43,526 which were recorded as changes in fair value of long-term investments.

Debt investments using fair value option

In 2024, the Group purchased trust products from a third-party trust company in the amount of RMB51,000. The underlying investments are corporate bonds. The interest earned from the corporate bonds was received quarterly. The corporate bonds will mature in July 2026. As of December 31, 2025, the Group reclassified the debt investments as short-term investments.

For the year ended December 31, 2024, the Group recognized an unrealized gain of RMB90 in change in fair value of long-term investments.